Income Taxes 2 (Components of Income (Loss) from Continuing Operations before taxes) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (130,327)	$ (297,705)	$ 1,343,643	$ 1,236,089	$ 1,416,322
Successor [Member]
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic		(290,579)
Income (Loss) from Continuing Operations before Income Taxes, Foreign		(7,126)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest		(297,705)
Predecessor [Member]
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(191,629)		378,283	315,741	470,646
Income (Loss) from Continuing Operations before Income Taxes, Foreign	61,302		965,360	920,348	945,676
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (130,327)		$ 1,343,643	$ 1,236,089	$ 1,416,322